Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 128 TO

FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
650 8th Street
Des Moines, Iowa 50309
(Address of principal executive offices)

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Telephone Number (515) 235-9154

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Copy to:
JENNIFER A. MILLS	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	1500 K Street, N.W.
Washington, DC 20005-1209

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)
_XX__    immediately upon filing pursuant to paragraph (b) of Rule 485
_____    on (date) pursuant to paragraph (b) of Rule 485
_____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____    on (date) pursuant to paragraph (a)(1) of Rule 485
_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This filing relates to the Series in the Registrant's Class S shares prospectus dated July 22, 2013 (as filed on
July 19, 2013, SEC Accession No. 0000898745-13-000596), and is filed for the purpose of submitting interactive data files.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 31st day of July, 2013.

Principal Funds, Inc. (Registrant) /s/ N. M. Everett _____________________________________ N. M. Everett Chair, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date

/s/ N. M. Everett __________________________ N. M. Everett	Chairman, President and Chief Executive Officer (Principal Executive Officer)	July 31, 2013

/s/ L. A. Rasmussen __________________________ L. A. Rasmussen	Vice President, Controller and Chief Financial Officer (Principal Financial Officer and Controller)	July 31, 2013

/s/ M. J. Beer __________________________ M. J. Beer	Executive Vice President and Director	July 31, 2013

(E. Ballantine)* __________________________ E. Ballantine	Director	July 19, 2013

(L. T. Barnes)* __________________________ L. T. Barnes	Director	July 31, 2013

(K. Blake)* __________________________ K. Blake	Director	July 31, 2013

(C. Damos)* __________________________ C. Damos	Director	July 31, 2013

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	July 31, 2013

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	July 31, 2013

(T. Huang)* __________________________ T. Huang	Director	July 31, 2013

(W. C. Kimball)* __________________________ W. C. Kimball	Director	July 31, 2013

Signature	Title	Date
(D. Pavelich)* __________________________ D. Pavelich	Director	July 31, 2013
/s/ M. J. Beer _______________________________ M. J. Beer Executive Vice President and Director * Pursuant to Power of Attorney Previously Filed

Exhibit No.	Exhibits
Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Taxonomy Extension Schema Document
Ex-101.CAL	XBRL Taxonomy Extension Calculations Linkbase Document
Ex-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
Ex-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document